Stockholders' Equity (Details) - Schedule of investor warrants activities - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Investor Warrants Activities Abstract
Number of Warrants, Outstanding beginning balance	19,440,000
Weighted Average Exercise Price, Outstanding beginning balance	$ 32.6
Weighted Average Remaining Contractual Term (years), Outstanding beginning balance
Number of Warrants, Granted	4,000,000	50,000,000
Weighted Average Exercise Price, Granted	$ 2.44	$ 34.2
Weighted Average Remaining Contractual Term (years), Granted	2 years	2 years
Number of Warrants, Exercised	(19,440,000)	(30,560,000)
Weighted Average Exercise Price, Exercised	$ 32.6	$ 34.2
Weighted Average Remaining Contractual Term (years), Exercised	9 months	1 year 10 months 13 days
Number of Warrants, Outstanding ending balance	4,000,000	19,440,000
Weighted Average Exercise Price, Outstanding ending balance	$ 2.44	$ 32.6
Weighted Average Remaining Contractual Term (years), Outstanding ending balance	1 year 8 months 4 days	1 year 9 months
Number of Warrants, Exercisable ending balance	4,000,000
Weighted Average Exercise Price, Exercisable ending balance	$ 2.44
Weighted Average Remaining Contractual Term (years), Exercisable ending balance	1 year 8 months 4 days